Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Lease right of use asset	$ 5,544	$ 6,481
Lease liabilities	$ 5,769	$ 6,602
Weighted average remaining lease term (years)	5 years 10 months 9 days	6 years 6 months
Weighted average discount rate	2.40%	2.30%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities